Offerings	Feb. 13, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Alabama Power Company Class A Preferred Stock
Fee Rate	0.01381%
Offering Note	In accordance with Rules 456(b) and 457(r) of the Securities Act of 1933, as amended, Alabama Power Company is deferring payment of all of the registration fee, which will be calculated based on the fee rate in effect at the time of such fee payment. There are being registered hereunder such presently indeterminate number of shares of Class A Preferred Stock and Preference Stock of Alabama Power Company and such presently indeterminate principal amount of Senior Notes and Junior Subordinated Notes of Alabama Power Company as may from time to time be issued at indeterminable prices.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Alabama Power Company Preference Stock
Fee Rate	0.01381%
Offering Note	See Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Alabama Power Company Senior Notes
Fee Rate	0.01381%
Offering Note	See Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Alabama Power Company Junior Subordinated Notes
Fee Rate	0.01381%
Offering Note	See Note 1.